NET INVESTMENT IN DIRECT FINANCING LEASES (Summary of the Components of Net Investment in Direcet Financing Leases) (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Receivables [Abstract]
Total minimum lease payments to be received	$ 85,836,232	$ 30,240,137
Less: Amounts representing estimated executory costs
Minimum lease payments receivable	85,836,232	30,240,137
Less: Allowance for uncollectible receivables	(858,362)	(302,401)
Net minimum lease payment receivable	84,977,870	29,937,736
Estimated residual value of leased property
Less: unearned income	(10,272,223)	(4,108,681)
Net investment in direct financing leases	$ 74,705,647	$ 25,829,055